Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$100,330,527.76	0.2134692	$80,378,425.68	0.1710179	$19,952,102.08
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$290,660,527.76	0.2193118	$270,708,425.68	0.2042574	$19,952,102.08

Weighted Avg. Coupon (WAC)	3.26%		3.26%
Weighted Avg. Remaining Maturity (WARM)	27.43		26.49
Pool Receivables Balance	$315,799,453.76		$295,454,979.56
Remaining Number of Receivables	37,540		36,462

Adjusted Pool Balance	$310,690,728.14		$290,738,626.06

III. COLLECTIONS

Principal:
Principal Collections	$19,564,310.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$479,555.92
Total Principal Collections	$20,043,866.01

Interest:
Interest Collections	$827,818.32
Late Fees & Other Charges	$49,749.33
Interest on Repurchase Principal	$-
Total Interest Collections	$877,567.65

Collection Account Interest	$7,484.81
Reserve Account Interest	$1,431.31
Servicer Advances	$-

Total Collections	$20,930,349.78

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$20,930,349.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,930,349.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$263,166.21	$-	$263,166.21	$263,166.21
Collection Account Interest					$7,484.81
Late Fees & Other Charges					$49,749.33
Total due to Servicer					$320,400.35

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$75,247.90		$75,247.90
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$197,960.90		$197,960.90	$197,960.90

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$20,252,990.53

9. Regular Principal Distribution Amount:					$19,952,102.08

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,952,102.08
Class A-4 Notes				$-
Class A Notes Total:		$19,952,102.08		$19,952,102.08
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,952,102.08		$19,952,102.08

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					300,888.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,108,725.62
Beginning Period Amount	$5,108,725.62
Current Period Amortization	$392,372.12
Ending Period Required Amount	$4,716,353.50
Ending Period Amount	$4,716,353.50
Next Distribution Date Required Amount	$4,340,917.83

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.45%	6.89%	6.89%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.58%	35,943	97.82%	$289,013,513.35
30 - 60 Days	1.19%	433	1.81%	$5,359,272.75
61 - 90 Days	0.18%	67	0.29%	$860,491.42
91-120 Days	0.05%	19	0.08%	$221,702.04
121 + Days	0.00%	0	0.00%	$-
Total		36,462		$295,454,979.56

Delinquent Receivables 30+ Days Past Due
Current Period	1.42%	519	2.18%	$6,441,466.21
1st Preceding Collection Period	1.43%	537	2.14%	$6,769,536.23
2nd Preceding Collection Period	1.79%	687	2.72%	$9,095,094.24
3rd Preceding Collection Period	1.86%	732	2.79%	$9,886,092.21
Four-Month Average	1.63%		2.46%

Repossession in Current Period		34		$294,499.37
Repossession Inventory		85		$228,736.29

Current Charge-Offs
Gross Principal of Charge-Offs				$780,164.11
Recoveries				$(479,555.92)
Net Loss				$300,608.19

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.14%

Average Pool Balance for Current Period				$305,627,216.66

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.18%
1st Preceding Collection Period				0.25%
2nd Preceding Collection Period				0.55%
3rd Preceding Collection Period				0.52%
Four-Month Average				0.62%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	62	2,549	$39,254,241.36
Recoveries	60	2,277	$(21,916,521.29)
Net Loss			$17,337,720.07
Cumulative Net Loss as a % of Initial Pool Balance			1.27%

Net Loss for Receivables that have experienced a Net Loss *	44	2,124	$17,406,120.35
Average Net Loss for Receivables that have experienced a Net Loss			$8,194.97

Principal Balance of Extensions			$1,180,529.69
Number of Extensions			88

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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